FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance at January 1,	¥ 104,134
Change in fair value of convertible senior notes	0	¥ 0
Balance at December 31,	150,922	104,134
Convertible Senior Notes
Balance at January 1,	782,969	1,070,699	¥ 1,098,736
Foreign exchange loss/(gain)	6,093	(54,377)		¥ 60,038
Change in fair value of convertible senior notes loss/(gain)	(323,474)	84,669		12,083
Change in the instrument-specific credit risk	(421)	(70,732)	(100,158)
Conversion of convertible senior notes	¥ (465,167)	(247,290)
Balance at December 31,		¥ 782,969	¥ 1,070,699	¥ 1,098,736